RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Each of the Company and Expedia has a 50% ownership interest in an aircraft that may be used by both companies. In 2013, the Company and Expedia completed the purchase of an additional aircraft in which each company has a 50% ownership interest. Members of both aircraft's flight crew are employed by an entity in which each of the Company and Expedia has a 50% ownership interest. The Company and Expedia have agreed to share costs relating to flight crew compensation and benefits pro-rata according to each company's respective usage of the aircrafts, for which they are separately billed by the entity described above. The Company and Expedia are related parties since they are under common control, given that Mr. Diller serves as Chairman and Senior Executive of both IAC and Expedia. For the years ended December 31, 2013, 2012 and 2011, total payments made to this entity by the Company were immaterial.